Organization and business overview	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Organization and business overview

1	Organization and business overview

THE GROWHUB LIMITED (the “Company”) is an investment holding company incorporated on April 12, 2024. The Company through its subsidiaries provide product traceability, data analytics, and product trading facilitation.

The Company operates at the intersection of technology and supply chain management, focusing on enhancing product traceability and authenticity while prioritizing innovation and sustainability. The business comprises of two main divisions, the GrowHub Platform and product trading facilitation.

The GrowHub Platform, the flagship offering, leverages blockchain technology hosted on the Polygon network to revolutionize product tracing, offering traceability, anti-counterfeit, and carbon management solutions. The product trading division facilitates seamless placement of products in retail outlets and online channels, driving revenue growth and market expansion for partners. Through these initiatives, the Company aims to enhance transparency, efficiency, and sustainability across the food supply chain.

The Company is headquartered in Singapore.

Organization and reorganization

In August 2024, the Company completed a reorganization of GrowHub Innovations Singapore under common control of its then existing shareholders, who collectively owned all the equity interests of GrowHub Innovations Singapore prior to the reorganization. Prior to the re-organization, GrowHub Innovations Singapore was directly and indirectly owned and controlled by Chan Choon Yew, Lester and the other existing shareholders with 48.41% and 51.59% beneficial ownership interest, respectively. As a result of certain share swaps and related issuances by and among, Chan Choon Yew, Lester and other existing shareholders, the Company, GrowHub (BVI) and GrowHub Innovations Singapore whereby GrowHub Innovations Singapore ultimately became a wholly-owned subsidiary of GrowHub (BVI), and GrowHub (BVI) became a wholly owned subsidiary of the Company, and Chan Choon Yew, Lester (directly and indirectly) and the other existing shareholders became the beneficial owners of the Company with percentage ownerships of 48.41% (representing 10,433,340 Class B shares) and 51.59% (representing 11,116,470 Class A shares), respectively. The Company has accounted for these re-organizations as a transfer of assets between entities under common control in accordance with ASC 805-50-50-3 to 4 because the economic interests of Chan Choon Yew, Lester and the other existing shareholders remained the same immediately before and immediately after the re-organization, as such, the accompanying financial statements include the results of operations of GrowHub Innovations Singapore for two operating periods in accordance with guidance set forth in ASC 805-50-45-2 to 5. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The consolidated financial statements are prepared based on the basis that the reorganization has been accounted for as a business combination among entities under common control since the same controlling shareholders controlled all these entities before and after the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

1	Organization and business overview (continued)

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
THE GROWHUB LIMITED	April 12, 2024	100%	Cayman Island	Investment holding

THE GROWHUB INNOVATIONS COMPANY LIMITED	April 12, 2024	100%	British Virgin Islands	Investment holding

The GrowHub Innovations Company Pte Ltd	August 17, 2020	100%	Singapore	Investment holding

GrowHub Carbon Pte Ltd (FKA GrowHub (Apac) Pte Ltd)	January 6, 2020	100%	Singapore	Investment holding

GrowHub Capital Pte Ltd (FKA GrowHub Distribution (Singapore) Pte Ltd)	February 11, 2020	100%	Singapore	Distributor of Agri-culture products in Singapore and rest of Asia

GrowHub Trading Pty Ltd	April 3, 2020	100%	Australia	Trading of Agri-culture products

GrowHub Vietnam Limited Liability Company	October 9 ,2024	100%	Vietnam	Blockchain services (product authentication and tracing) and data

GrowHub Malaysia Sdn Bhd	February 28, 2022	100%	Malaysia	Distributor of Agri-culture products in Malaysia

GrowHub Innovation Centre Pty Ltd	March 17, 2022	100%	Australia	Rental and auxiliary services

GrowHub Technologies Pte Ltd	March 23, 2022	100%	Singapore	Blockchain services (product authentication and tracing) and data

GrowHub Japan Co., Ltd	July 30, 2021	100%	Japan	Distributor and trading of Agri-culture products in Japan

GrowHub Vietnam Limited Liability Company was acquired from common director Lester Chan Choon Yew in February 2025 for design and developing of Blockchain platform.

GrowHub Vietnam Limited Liability Company was deregistered in October 2025. GrowHub Trading Pty Ltd was deregistered in December 2025. GrowHub Innovation Centre Pty Ltd was deregistered in December 2025.